DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 5) - Cash flow hedge derivatives [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Net flows	$ (3,562)	$ 2,288
Interbank borrowings [Member]
Disclosure of detailed information about hedges [line items]
Net flows	(4,779)	(6,019)
Time deposits and other time liabilities [Member]
Disclosure of detailed information about hedges [line items]
Net flows		(294)
Issued debt instruments [Member]
Disclosure of detailed information about hedges [line items]
Net flows	(8,683)	(8,169)
Available for sale investments [Member]
Disclosure of detailed information about hedges [line items]
Net flows	(364)	12,833
Loans and accounts receivables from customers [Member]
Disclosure of detailed information about hedges [line items]
Net flows	$ 10,264	$ 3,937